Derivative Financial Instruments and Hedging Activities (Details Textual) - Balance Sheet Location [Domain] - USD ($) $ in Millions		3 Months Ended			12 Months Ended
		Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2013	Jul. 23, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net derivative (gains) reclassified from accumulated comprehensive income into earnings within the next twelve months					$ 7
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Current Fiscal Year End Date					--12-31
Derivative Asset, Fair Value, Gross Asset					$ 26	$ 23
Settlement received on close out of interest rate swap						13
Write Down Of The Fair Value Adjustment To The Carrying Value Of Senior Notes In Connection With Interest Rate Swap					$ 0	7	$ 0
Maturity date of interest rate swaps					Jul. 15, 2015
Senior Notes [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010					$ 2,054
Senior Notes Due 2015 [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010					$ 350
Percentage of loan notes					5.625%
Seven Year Term Loan Facility [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
5-year term loan facility balance					$ 259
Maturity period of term loan					7 years
Description of variable rate basis					LIBOR
Basis spread on variable rate					1.50%
Revolving credit facility [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Revolving credit facility					$ 0	0
Description of variable rate basis					LIBOR
Basis spread on variable rate					1.50%
Revolving $200 million credit facility [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Revolving credit facilities available					$ 22
Line of Credit Facility, Maximum Borrowing Capacity for Regulatory Purposes					20
Currency Swap [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Derivative, Notional Amount					352	228
Revolving credit facility [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Revolving credit facility					$ 0
Revolving credit facilities available									$ 800	$ 500
4.625% Senior Notes Due 2023 [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010						$ 250
Percentage of loan notes					4.625%	4.625%
Long-term debt					$ 249	$ 249
Six Point One Two Five Percent Senior Notes Due Two Thousand Forty Three [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Offer to repurchase 5.125% senior notes due July 2010					$ 275
Percentage of loan notes					6.125%
Long-term debt					$ 274	274
Fair Value adjustment on 5.625% senior notes due 2015 [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Percentage of loan notes					5.625%
Write Down Of The Fair Value Adjustment To The Carrying Value Of Senior Notes In Connection With Interest Rate Swap								$ 7
Long-term debt					$ 0	4
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	[1]				(31)	0	14
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net					(1)	3	1
Cash Flow Hedging [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	[1]				0	29	$ 3
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Derivative Asset, Fair Value, Gross Asset											$ 16
Gain on derivative						15
Expected gain to be recognized in income, next fiscal year					1
Cash Flow Hedging [Member] | Treasury Lock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	[1]	$ 19			0	19
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Gain on derivative				$ 21
Cash Flow Hedging [Member] | Interest Expense [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
foreign exchange gain loss recognised on forward exchange contracts			$ 14
Cash Flow Hedging [Member] | Interest Expense [Member] | Treasury Lock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net					0	$ 2
Fair Value Hedging [Member] | Interest Rate Swaps [Member]
Derivative Financial Instruments and Hedging Activities (Textual) [Abstract]
Derivative, Notional Amount					$ 350

[1]	OCI means other comprehensive income.